STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Receipt on account of shares [Member]	Other Comprehensive Loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 5,188	$ 1,146	$ 107,572		$ (690)	$ (102,840)
Balance, shares at Dec. 31, 2011		9,987,777
Exercise of warrants, rights and stock options	736	53	683
Exercise of warrants, rights and stock options, shares		519,715
Tax benefit related to exercise of stock options	40		40
Stock-based compensation	736		736
Conversion of convertible debt	1,312	61	1,251
Conversion of convertible debt, shares		316,491
Exercise of rights related to convertible debt	46	10	36
Exercise of rights related to convertible debt, shares		95,947
Other comprehensive income (loss)	18				18
Net income (loss)	1,486					1,486
Balance at Dec. 31, 2012	9,562	1,270	110,318		(672)	(101,354)
Balance, shares at Dec. 31, 2012		10,919,930
Exercise of warrants, rights and stock options	1,096	70	1,026
Exercise of warrants, rights and stock options, shares		631,862
Tax benefit related to exercise of stock options	189		189
Stock-based compensation	746		746
Receipt on account of shares	81			81
Issuance of common shares, net of issuance expenses	17,956	323	17,633
Issuance of common shares, net of issuance expenses, shares		2,852,000
Issuance of shares related to acquisition	1,046	14	1,032
Issuance of shares related to acquisition, shares		123,500
Other comprehensive income (loss)	51				51
Net income (loss)	(629)					(629)
Balance at Dec. 31, 2013	30,098	1,677	130,944	81	(621)	(101,983)
Balance, shares at Dec. 31, 2013		14,527,292
Exercise of warrants, rights and stock options	888	70	818
Exercise of warrants, rights and stock options, shares		619,082
Tax benefit related to exercise of stock options	121		121
Stock-based compensation	1,489		1,489
Receipt on account of shares		19	62	(81)
Receipt on account of shares, shares		167,842
Issuance of shares related to acquisition	503	6	497
Issuance of shares related to acquisition, shares		61,500
Other comprehensive income (loss)	(250)				(250)
Net income (loss)	(1,692)					(1,692)
Balance at Dec. 31, 2014	$ 31,157	$ 1,772	$ 133,931		$ (871)	$ (103,675)
Balance, shares at Dec. 31, 2014		15,375,716